CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Issued capital [Member]	Reserve of exchange differences on translation [Member]	Reserve of cash flow hedges [Member]	Reserve of actuarial losses on defined benefit plans [Member]	Other reserves [Member]	Total Other reserves [Member]	Retained Earnings [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]
Opening balance (Re-expressed opening balance [Member]) at Dec. 31, 2017	$ 7,113,018	$ 353,618	$ (691,772)	$ 2,834	$ (18,926)	$ 2,168	$ (705,696)	$ 7,423,176	$ 7,071,098	$ 41,920
Opening balance at Dec. 31, 2017	7,116,893	353,618	(691,772)	4,752	(18,926)	2,168	(703,778)	7,425,133	7,074,973	41,920
Increase (decrease) for changes in accounting policies	(3,875)			(1,918)			(1,918)	(1,957)	(3,875)	0
Comprehensive income
Net profit	726,759							725,482	725,482	1,277
Other comprehensive income, net of tax	(174,441)	0	(180,623)	10,561	1,355	(1,481)	(170,188)	0	(170,188)	(4,253)
Comprehensive income	552,318	0	(180,623)	10,561	1,355	(1,481)	(170,188)	725,482	555,294	(2,976)
Dividends	(326,047)							(324,295)	(324,295)	(1,752)
Increase (decrease) from transfers and other changes	(318)							(318)	(318)	0
Changes in equity	225,953	0	(180,623)	10,561	1,355	(1,481)	(170,188)	400,869	230,681	(4,728)
Closing balance (Re-expressed opening balance [Member]) at Dec. 31, 2018	7,338,864	353,618	(872,395)	13,395	(17,571)	687	(875,884)	7,823,938	7,301,672	37,192
Closing balance at Dec. 31, 2018	7,338,971	353,618	(872,395)	13,395	(17,571)	687	(875,884)	7,824,045	7,301,779	37,192
Increase (decrease) for changes in accounting policies	(107)			0			0	(107)	(107)	0
Comprehensive income
Net profit	61,970							61,784	61,784	186
Other comprehensive income, net of tax	(30,029)	0	(29,992)	(4,385)	(1,940)	7,265	(29,052)	0	(29,052)	(977)
Comprehensive income	31,941	0	(29,992)	(4,385)	(1,940)	7,265	(29,052)	61,784	32,732	(791)
Dividends	(1,390)							0	0	(1,390)
Increase (decrease) from transfers and other changes	0					12,072	12,072	(12,072)	0	0
Changes in equity	30,551	0	(29,992)	(4,385)	(1,940)	19,337	(16,980)	49,712	32,732	(2,181)
Closing balance at Dec. 31, 2019	7,369,415	353,618	(902,387)	9,010	(19,511)	20,024	(892,864)	7,873,650	7,334,404	35,011
Comprehensive income
Net profit	25,305							25,843	25,843	(538)
Other comprehensive income, net of tax	(230,012)	0	(178,933)	(46,017)	(214)	(361)	(225,525)		(225,525)	(4,487)
Comprehensive income	(204,707)	0	(178,933)	(46,017)	(214)	(361)	(225,525)	25,843	(199,682)	(5,025)
Issue of equity	251,236	250,000						0	250,000	1,236
Dividends	(309)							0	0	(309)
Increase (decrease) from transfers and other changes	0					9,592	9,592	(9,592)	0	0
Changes in equity	46,220	250,000	(178,933)	(46,017)	(214)	9,231	(215,933)	16,251	50,318	(4,098)
Closing balance at Dec. 31, 2020	$ 7,415,635	$ 603,618	$ (1,081,320)	$ (37,007)	$ (19,725)	$ 29,255	$ (1,108,797)	$ 7,889,901	$ 7,384,722	$ 30,913